Cost of revenues	12 Months Ended
Dec. 31, 2024
Cost of revenues
Cost of revenues
9.	Cost of revenues

Cost of revenues consist of the following:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue sharing fees and content costs	5,245,923,556	3,878,385,035	3,363,122,749
Bandwidth costs	569,057,110	449,901,415	304,597,404
Others	303,147,634	518,084,814	279,272,821
Total	6,118,128,300	4,846,371,264	3,946,992,974